OTHER RECEIVABLES AND PREPAYMENTS	12 Months Ended
Dec. 31, 2021
OTHER RECEIVABLES AND PREPAYMENTS
OTHER RECEIVABLES AND PREPAYMENTS

16.        OTHER RECEIVABLES AND PREPAYMENTS

	As of December 31,
	2021	2020
	RMB’000	RMB’000
Prepaid expense and prepayments*	20,264	640
Security deposit	105	121
Other receivable	412	84
	20,781	845

All of the other receivables and prepayments are expected to be recovered or recognized as expense within one year. The net carrying value of these balances is considered a reasonable approximation of fair value. Prepaid expense mainly consisted of advance payment to the vendors as of December 31, 2021.

*Refer to note 25 on prepayments made by the Company to a related party.